Goodwill and Long-Lived Assets - SRA	12 Months Ended
Jun. 30, 2015
SRA Companies, Inc.
Entity Information [Line Items]
Goodwill and Long-Lived Assets
Goodwill and Long-Lived Assets:
The Company tests trade names and goodwill for impairment at least annually during the fourth quarter as of April 1.
Trade names are assessed for impairment by comparing the carrying value to the estimated fair value calculated using the relief from royalty method. Under the relief from royalty method, a market royalty rate is applied to the Company’s future projected revenue. In fiscal 2014 and 2015, the estimated fair value of the trade names was greater than the carrying value, therefore no impairment was recognized. In fiscal 2013, the Company recognized a trade name impairment charge of $51.9 million for the amount of carrying value in excess of fair value.
In December 2013, the Company realigned its portfolio of customers from four business groups: Civil, Defense, Health, and Intelligence, Homeland Security and Law Enforcement, or IHL, into two business groups: National Security group and Health & Civil group. Goodwill assigned to the Company’s reporting units is assessed for impairment in a two-step process. In step one, the Company utilizes a discounted cash flow analysis as well as comparative market multiples to determine the fair value of its reporting units. In fiscal 2014 and 2015, there was no indication of impairment in the National Security reporting unit or the Health & Civil reporting unit as the fair value was more than 20% higher than the carrying value. In fiscal 2013, the carrying values of Defense, Civil and IHL reporting units exceeded their respective fair values, indicating a potential impairment. There was no indication of impairment in the Health reporting unit.
In fiscal 2013, the Company performed the second step of the goodwill impairment analysis to measure the amount of the impairment charge in its Civil, Defense and IHL reporting units. In step two, the fair value determined in step 1 is allocated to the tangible and intangible assets and liabilities of the reporting unit to derive an implied fair value of the reporting unit’s goodwill. Based on the results of the step two analyses, the Company recorded a $293.9 million goodwill impairment in fiscal 2013.
The fiscal 2013 impairment charge by reporting unit is as follows (in thousands):

Goodwill Impairment
Civil	166,105
Defense	52,128
IHL	75,620

Total impairment	$293,853

There can be no assurance that the estimates and assumptions used in the goodwill and trade names impairment analyses will prove to be accurate predictions of the future. If the assumptions regarding forecasted revenue or profitability are not achieved, or the Company experiences adverse changes in market factors such as discount rates or valuation multiples, the Company may be required to recognize additional impairment charges in future periods.

The changes in the carrying amount of goodwill were as follows (in thousands):

Goodwill as of June 30, 2013	$787,760
Sale of a portion of the Health & Civil business	(4,156)

Goodwill as of June 30, 2014	$783,604
Acquisition of Qbase Government Services Business	45,325

Goodwill as of June 30, 2015	$828,929

Given the goodwill impairment in fiscal 2013, the Company assessed the value of future undiscounted net cash flows related to the identified intangible assets with finite lives, without interest charges. The Company concluded that the carrying amount of the assets did not exceed the future undiscounted net cash flows, and therefore, the identified intangible assets were not impaired in fiscal 2013. In fiscal 2014 and 2015, there were no triggering events to assess whether identified intangible assets were impaired. Identified intangible assets for the periods presented consisted of the following (in thousands):

		June 30, 2014
	Weighted-Average Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	20 years	$288,901	$(62,556)	$226,345
Order backlog and developed technology	4 years	212,798	(187,634)	25,164
Software development costs	7 years	2,930	(523)	2,407

Total identified intangible assets	13 years	$504,629	$(250,713)	$253,916

		June 30, 2015
	Weighted-Average Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	20 years	$311,201	$(97,147)	$214,054
Order backlog and developed technology	4 years	215,898	(211,129)	4,769
Software development costs	7 years	3,167	(951)	2,216

Total identified intangible assets	13 years	$530,266	$(309,227)	$221,039

Amortization expense of identified intangible assets was $88.1 million, $72.7 million and $58.5 million for fiscal years 2013, 2014 and 2015, respectively. Identified intangible assets are amortized based on the expected benefits of the assets over estimated useful lives ranging from 1 to 20 years. Estimated amortization expense is as follows for the periods indicated (in thousands):

Fiscal year ending June 30,
2016	$41,941
2017	32,688
2018	26,764
2019	22,076
2020	18,119
Thereafter	79,451

Total	$221,039